Note 5 - Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Laboratory equipment under capital lease	Computer equipment under capital lease	Total
Cost
Balance at November 30, 2015	$293,870	$124,151	$129,860	$3,483,398	$1,142,122	$276,300	$76,458	$5,526,159
Additions	1,426	—	—	450,295	63,689	—	—	515,410
Balance at November 30, 2016	295,296	124,151	129,860	3,933,693	1,205,811	276,300	76,458	6,041,569
Additions	235,454	31,908	42,638	1,353,110	235,641	—	—	1,898,751
Balance at November 30, 2017	530,750	156,059	172,498	5,286,803	1,441,452	276,300	76,458	7,940,320

Accumulated depreciation
Balance at November 30, 2015	214,525	110,860	104,089	1,968,088	1,142,122	155,203	71,834	3,766,721
Depreciation	24,147	6,646	5,154	321,986	1,670	24,219	1,388	385,210
Balance at November 30, 2016	238,672	117,506	109,243	2,290,074	1,143,792	179,422	73,222	4,151,931
Depreciation	47,811	13,622	10,747	379,158	49,154	19,376	970	520,838
Balance at November 30, 2017	286,483	131,128	119,990	2,669,232	1,192,946	198,798	74,192	4,672,769

Net book value at:
November 30, 2016	$56,624	$6,645	$20,617	$1,643,619	$62,019	$96,878	$3,236	$1,889,638
Balance at November 30, 2017	$244,267	$24,931	$52,508	$2,617,571	$248,506	$77,502	$2,266	$3,267,551